Warrants reserve (Details) - $ / shares	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Warrants Reserve
Number of warrants, beginning	36,190,769	38,968,037
Weighted average exercise price per share, beginning	$ 0.62	$ 0.68
Weighted average remaining contractual life	10 months 24 days	1 year 10 months 24 days	2 years 9 months 18 days
Number of warrants, Warrants expired		(2,777,268)
Weighted average exercise price per share, Warrants expired		$ 1.50
Number of warrants, ending		36,190,769	38,968,037
Weighted average exercise price per share, ending	$ 0.62	$ 0.62	$ 0.68